UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3418
CALVERT CASH RESERVES
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2009

Item 1. Schedule of Investments.
CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	PRINCIPAL
	AMOUNT	VALUE

FLOATING RATE NOTES - 2.7%
ANZ National International Ltd., 0.561%, 7/10/09 (e)(r)	$500,000	$500,000
Australia & New Zealand Banking Group Ltd., 0.886%, 7/2/09 (e)(r)	800,000	800,004
Bank of America, 1.397%, 7/6/09 (e)(r)	1,800,000	1,800,000
Credit Agricole SA, 1.477%, 7/22/09 (e)(r)	1,000,000	1,000,000
Procter & Gamble International Funding SCA, 1.176%, 7/6/09 (e)(r)	3,500,000	3,500,004
Rabobank Nederland NV, 1.176%, 10/9/09 (e)(r)	750,000	750,000
Royal Bank of Canada, 0.739%, 7/15/09 (e)(r)	800,000	800,000

Total Floating Rate Notes (Cost $9,150,008)		9,150,008

MUNICIPAL COMMERCIAL PAPER - 1.8%
Metropolitan Washington DC Airport Authority System Revenue Commercial Paper Notes, 1.25%, 8/7/09, LOC: WestLB AG, LOC: Landesbank Baden-Württemberg	6,000,000	6,000,000

Total Municipal Commercial Paper (Cost $6,000,000)		6,000,000

MUNICIPAL OBLIGATIONS - 1.2%
Port of Seattle Washington Special Facility Revenue Bonds, 6.25%, 9/1/26 (prerefunded 3/1/10 @ 101)	2,890,000	3,016,084
Washington State GO Bonds, 4.15%, 7/1/09	1,000,000	1,000,000

Total Municipal Obligations (Cost $4,016,084)		4,016,084

VARIABLE RATE DEMAND NOTES - 75.2%
Albany New York Industrial Development Agency Civic Facilities Revenue:
1.85%, 5/1/27, LOC: Bank of America (r)	2,180,000	2,180,000
2.50%, 5/1/27, LOC: Bank of America (r)	500,000	500,000
Alexandria Virginia IDA Revenue, 0.31%, 10/1/30, LOC: Branch Bank & Trust (r)	1,300,000	1,300,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 2.31%, 6/1/22, LOC: Comerica Bank (r)	2,365,000	2,365,000
Butler County Alabama IDA Revenue, 1.75%, 3/1/12, LOC: Whitney National Bank, C/LOC: FHLB (r)	215,000	215,000
Calhoun County Alabama Economic Development Council Revenue, 1.05%, 4/1/21, LOC: Bank of America (r)	5,900,000	5,900,000
California Statewide Community Development Authority MFH Revenue, 0.75%, 8/1/32, LOC: U.S. Bank (r)	505,000	505,000

	PRINCIPAL
	AMOUNT	VALUE

Chelsea Michigan Economic Development Corp. LO Revenue, 0.83%, 10/1/36, LOC: Comerica Bank (r)	5,055,000	5,055,000
CIDC-Hudson House LLC New York Revenue, 3.40%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	525,000	525,000
Colorado State Housing and Finance Authority Revenue, 0.27%, 10/15/16, LOC: Fannie Mae (r)	1,100,000	1,100,000
Columbia County New York Industrial Development Agency Revenue, 3.25%, 7/1/27, LOC: Key Bank (r)	3,010,000	3,010,000
Cuyahoga County Ohio Economic Development Authority Revenue, 2.55%, 6/1/38, LOC: Key Bank (r)	2,385,000	2,385,000
District of Columbia Revenue:
2.17%, 10/1/20, C/LOC: Sovereign Bank, C/LOC: UniCredito Italiano Bank plc (r)	3,940,000	3,940,000
0.74%, 4/1/38, LOC: PNC Bank (r)	3,555,000	3,555,000
Florida Housing Finance Corporation MFH Revenue, 2.20%, 5/15/42, LOC: Key Bank (r)	3,000,000	3,000,000
Four Fishers LLC, 1.31%, 4/1/24, LOC: Bank of America (r)	2,650,000	2,650,000
Gillette Wyoming Pollution Control Revenue, 0.40%, 1/1/18, LOC: Barclays Bank (r)	6,000,000	6,000,000
HFDC of Central Texas, Inc. Retirement Facilities Revenue, 0.51%, 11/1/38, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	4,620,000	4,620,000
Hillcrest Baptist Church, 1.00%, 12/1/20, LOC: Wachovia Bank (r)	605,000	605,000
Illinois State Finance Authority Revenue, 0.85%, 5/15/31, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	3,290,000	3,290,000
Iowa Higher Education Loan Authority Revenue, 0.55%, 10/1/24, LOC: Allied Irish Bank (r)	7,080,000	7,080,000
Kaneville Road Joint Venture, Inc., 1.90%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	2,605,000	2,605,000
Louisiana State GO Revenue, 0.26%, 7/15/26, LOC: BNP Paribas (r)	1,255,000	1,255,000
Martin Luther Foundation, Inc., 1.46%, 9/1/11, LOC: KBC Bank (r)	4,010,000	4,010,000
Massachusetts State Development Finance Agency Revenue:
0.70%, 9/1/16, LOC: TD Banknorth (r)	1,000,000	1,000,000
2.81%, 11/1/42, LOC: Sovereign Bank, C/LOC: Fifth Third Bank (r)	7,000,000	7,000,000
Michigan State Strategic Fund LO Revenue, 0.90%, 3/1/39, LOC: Deutsche Bank (r)	5,375,000	5,375,000
Montgomery County Pennsylvania Redevelopment Authority MFH Revenue:
Forge Gate Apts. Project, 1.00%, 8/15/31, LOC: Fannie Mae (r)	1,720,000	1,720,000
Kingwood Apts. Project, 1.00%, 8/15/31, LOC: Fannie Mae (r)	1,600,000	1,600,000
Moon Pennsylvania IDA Revenue, 0.33%, 7/1/38, LOC: Bank of Scotland (r)	11,100,000	11,100,000
Ness Family Partners LP, 0.68%, 9/1/34, LOC: Bank of the West (r)	1,500,000	1,500,000
Nevada State Housing Division Revenue, 0.43%, 4/15/39, LOC: Fannie Mae (r)	3,000,000	3,000,000
New Britain Connecticut GO Revenue, 2.31%, 2/1/26, LOC: Bank of America (r)	1,185,000	1,185,000
New York City New York Housing Development Corp. MFH Revenue:
0.45%, 11/15/31, LOC: Fannie Mae (r)	1,450,000	1,450,000
0.45%, 11/15/35, LOC: Fannie Mae (r)	1,695,000	1,695,000
0.43%, 12/1/35, LOC: Freddie Mac (r)	2,575,000	2,575,000
0.25%, 11/1/38, LOC: Freddie Mac (r)	6,400,000	6,400,000

	PRINCIPAL
	AMOUNT	VALUE

New York State Housing Finance Agency Revenue:
Series A, 0.37%, 11/15/29, CF: Fannie Mae (r)	3,400,000	3,400,000
Series B, 0.37%, 11/15/29, CF: Fannie Mae (r)	2,000,000	2,000,000
0.37%, 5/15/33, LOC: Fannie Mae (r)	300,000	300,000
0.18%, 5/15/34, LOC: Fannie Mae (r)	1,700,000	1,700,000
0.24%, 5/15/37, LOC: Fannie Mae (r)	1,900,000	1,900,000
0.45%, 11/15/38, LOC: Fannie Mae (r)	7,100,000	7,100,000
0.62%, 5/1/42, LOC: Wachovia Bank (r)	4,000,000	4,000,000
New York State MMC Corp. Revenue, 3.60%, 11/1/35, LOC: JPMorgan Chase Bank (r)	1,970,000	1,970,000
Onondaga County New York Industrial Development Agency Civic Facilities Revenue, 3.50%, 1/1/23, LOC: Key Bank (r)	5,705,000	5,705,000
Orange County Florida HFA MFH Revenue, 2.50%, 10/15/32, LOC: Fannie Mae (r)	870,000	870,000
Osceola County Florida HFA MFH Revenue, 2.25%, 9/15/35, LOC: Fannie Mae (r)	1,730,000	1,730,000
Palm Beach County Florida Revenue, 1.12%, 1/1/34, LOC: TD Banknorth (r)	3,120,000	3,120,000
Park Street Properties I LLC, 0.90%, 11/1/34, LOC: U.S. Bank (r)	1,875,000	1,875,000
Peoploungers, Inc., 1.00%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	405,000	405,000
Plymouth Indiana Economic Development Authority Revenue, 2.13%, 4/1/28, LOC: FHLB (r)	710,000	710,000
Prevea Clinic, Inc., 0.90%, 12/1/34, LOC: Wells Fargo Bank (r)	2,320,000	2,320,000
Rathbone LLC, 1.25%, 1/1/38, LOC: Comerica Bank (r)	3,405,000	3,405,000
Renaissance Ketchikan Group LLC, 1.85%, 9/1/33, LOC: Alliance Bank, C/LOC: FHLB (r)	10,000,000	10,000,000
Rhode Island Student Loan Authority Revenue, 0.55%, 6/1/48, LOC: State Street Bank (r)	6,700,000	6,700,000
Richfield Minnesota MFH Revenue, 0.33%, 3/1/34, LOC: Freddie Mac (r)	2,000,000	2,000,000
Rockville City Maryland MFH Revenue, 0.18%, 1/1/34, LOC: Freddie Mac (r)	4,070,000	4,070,000
Roman Catholic Church of the Diocese of Houma-Thibodaux, 2.61%, 12/1/37, LOC: Allied Irish Bank (r)	2,540,000	2,540,000
Roosevelt Paper Co., 1.00%, 6/1/12, LOC: Wachovia Bank (r)	455,000	455,000
Rural Electric Coop Grantor Trust Certificates, 1.80%, 12/18/17, BPA: JPMorgan Chase Bank (r)	23,860,000	23,860,000
St. Joseph County Indiana Economic Development Revenue, 2.61%, 6/1/27, LOC: FHLB (r)	310,000	310,000
St. Louis Park Minnesota MFH Revenue, 0.33%, 8/1/34, LOC: Freddie Mac (r)	1,100,000	1,100,000
SunAmerica Trust Revenue, 1.60%, 7/1/41, LOC: Freddie Mac (r)	650,000	650,000
Sunshine State Florida Governmental Financing Commission Revenue, 1.15%, 7/1/16, LOC: Dexia Credit Local (r)	12,000,000	12,000,000
Tift County Georgia IDA Revenue, 0.45%, 2/1/28, LOC: Wachovia Bank (r)	5,000,000	5,000,000
Tucson Arizona IDA Revenue, 0.31%, 1/15/32, LOC: Fannie Mae (r)	4,570,000	4,570,000
Tuscaloosa County Alabama IDA Revenue, 0.49%, 3/1/27, LOC: JPMorgan Chase Bank (r)	10,000,000	10,000,000
Utah State Housing Corp. MFH Revenue, 0.35%, 4/1/42, LOC: Freddie Mac (r)	1,125,000	1,125,000

	PRINCIPAL
	AMOUNT	VALUE

Utah State Housing Corp. Single Family Revenue, 1.15%, 7/1/36, BPA: Bayerische Landesbank (r)	1,500,000	1,500,000
Vermont State Educational & Health Buildings Financing Agency Revenue:
0.46%, 6/1/22, LOC: Chittenden Trust Company, C/LOC: Wachovia Bank (r)	985,000	985,000
2.32%, 10/1/36, LOC: Key Bank (r)	1,225,000	1,225,000
Washington State MFH Finance Commission Revenue:
0.65%, 7/15/32, LOC: Fannie Mae (r)	235,000	235,000
0.65%, 10/1/36, LOC: Umpqua Bank, C/LOC: FHLB (r)	2,275,000	2,275,000
Yellowwood Acres, Inc., 1.46%, 9/3/12, LOC: KBC Bank (r)	4,125,000	4,125,000
Zehnder’s of Frankenmuth, Inc., 0.90%, 11/1/44, LOC: Citizen Bank, C/LOC: FHLB (r)	2,000,000	2,000,000

Total Variable Rate Demand Notes (Cost $252,485,000)		252,485,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 17.7%
Fannie Mae:
0.883%, 2/12/10 (r)	1,000,000	1,001,484
2.375%, 5/20/10	3,000,000	3,040,826
1.029%, 7/13/10 (r)	1,000,000	1,000,000
Fannie Mae Discount Notes:
12/10/09	1,000,000	996,625
3/1/10	1,000,000	994,212
Federal Farm Credit Bank:
0.875%, 4/1/10	1,000,000	1,000,000
4.75%, 5/7/10	1,400,000	1,446,357
1.037%, 7/8/10 (r)	1,000,000	1,000,000
Federal Home Loan Bank:
0.228%, 8/10/09 (r)	1,000,000	1,000,000
0.245%, 8/21/09 (r)	1,000,000	1,000,000
0.248%, 8/27/09 (r)	2,500,000	2,499,380
0.268%, 9/4/09 (r)	1,000,000	1,000,000
1.064%, 10/13/09 (r)	1,000,000	1,000,121
5.00%, 12/11/09	1,000,000	1,017,585
1.00%, 2/5/10	2,000,000	2,000,000
1.00%, 2/18/10	500,000	499,805
0.791%, 2/19/10 (r)	5,000,000	4,999,406
0.81%, 2/19/10 (r)	1,000,000	1,000,000
1.05%, 2/23/10	500,000	499,669
1.00%, 2/26/10	1,000,000	1,000,000
0.85%, 3/11/10 (r)	1,000,000	1,000,070
0.875%, 4/15/10	1,000,000	999,920
3.375%, 5/14/10	1,000,000	1,021,279
0.65%, 6/10/10	1,800,000	1,798,294
0.56%, 6/11/10	3,000,000	2,998,930
0.60%, 6/21/10	3,000,000	2,999,797

	PRINCIPAL
	AMOUNT	VALUE

0.56%, 6/22/10	1,000,000	999,343
0.60%, 7/26/10	2,000,000	1,998,766
Federal Home Loan Bank Discount Notes:
8/21/09	1,000,000	995,878
9/3/09	500,000	497,467
11/17/09	500,000	495,753
1/12/10	1,000,000	995,938
4/27/10	2,000,000	1,988,333
Freddie Mac:
0.98%, 8/4/09	1,000,000	1,000,000
0.293%, 9/18/09 (r)	1,000,000	999,743
0.295%, 9/21/09 (r)	500,000	499,957
0.246%, 10/19/09 (r)	1,000,000	999,466
4.75%, 11/3/09	1,000,000	1,007,401
1.25%, 3/18/10	3,000,000	3,004,765
2.875%, 4/30/10	2,000,000	2,031,974
Freddie Mac Discount Notes:
11/9/09	1,000,000	993,086
12/7/09	1,000,000	996,025
2/4/10	1,000,000	993,944

Total U.S. Government Agencies and Instrumentalities (Cost $59,311,599)		59,311,599

U.S. TREASURY - 0.6%
United States Treasury Notes, 2.875%, 6/30/10	2,000,000	2,044,530

Total U.S. Treasury (Cost $2,044,530)		2,044,530

TOTAL INVESTMENTS (Cost $333,007,221) - 99.2%		333,007,221
Other assets and liabilities, net - 0.8%		2,652,897

NET ASSETS - 100%		$335,660,118

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Explanation of Guarantees:

BPA: Bond Purchase Agreement

C/LOC: Confirming Letter of Credit

CF: Credit Facility

LOC: Letter of Credit

Abbreviations:

FHLB: Federal Home Loan Bank

GO: General Obligation

HFA: Housing Finance Authority

IDA: Industrial Development Authority

LLC: Limited Liability Corporation

LO: Limited Obligation

LP: Limited Partnership

MFH: Multi-Family Housing
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Institutional Prime Fund (the “Fund”), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.
On December 12, 2008, the net assets of the Summit Money Market Fund, a series of Summit Mutual Funds, Inc. Apex Series, merged into the Calvert Institutional Prime Fund. The merger was accomplished by a tax-free exchange of 190,982,179 shares of the Calvert Institutional Prime Fund (valued at $190,982,179) for 190,982,179 shares of the Summit Money Market Fund outstanding at December 12, 2008. The Summit Money Market Fund’s net assets as of December 12, 2008 were combined with those of the Calvert Institutional Prime Fund.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). All securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.
Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total

U.S. government obligations	—	$61,356,129	—	$61,356,129

Corporate debt	—	9,150,008	—	9,150,008

Municipal obligations	—	10,016,084	—	10,016,084

Variable rate demand notes	—	252,485,000	—	252,485,000

TOTAL	—	$333,007,221	—	$333,007,221

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
Treasury’s Guarantee Plan For Money Market Funds: The Fund has elected to participate in the U.S. Department of the Treasury’s Guarantee Program for Money Market Funds (the “Program”). The Program was made available on September 29, 2008 and protects certain shareholders from losses if the Fund is unable to maintain a $1.00 net asset value. The Program applies to shareholders of record on September 19, 2008. Covered shareholders will receive $1.00 per share upon liquidation of the Fund, subject to adjustment and the overall amount available to all money market funds participating in the Program. The Fund will bear the expense of its participation in the Program. For the initial three months of the Program, the participation fee was 0.01% of the Fund’s net assets as of September 19, 2008 (accordingly, the Fund’s gross expenses will increase by this amount). Given that asset levels may vary, the yield impact of these fees may vary over time. The Program was initially scheduled to terminate on December 18, 2008, but has been extended by the Treasury Department through September 18, 2009. For the extension of the Program, the Fund made two extension payments of 0.015% of the Fund’s net assets as of September 19, 2008.
New Accounting Pronouncements: In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Fund and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Schedule of Investments and Schedule of Investments.
NOTE B — TAX INFORMATION
The cost of investments owned at June 30, 2009 for federal income tax purposes was $333,007,221.
Net realized capital loss carryforward for federal income tax purposes of $4,602 and $5,582 at September 30, 2008 may be utilized to offset future capital gains until expiration in September 2009 and September 2012, respectively.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by
Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT CASH RESERVES

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer
Date: August 27, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek Barbara J. Krumsiek
President — Principal Executive Officer
Date: August 27, 2009

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer
Date: August 27, 2009